Related parties - Transactions with key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Material Related Party Transactions [Abstract]
Sales to an equity-accounted investee	$ 701,807	$ 0	$ 0
Services recharge received from an equity-accounted investee	12,857	0	0
Purchase from an equity-accounted investee	0	0	(53,981)
Services provided by a company with control from a director of the Company	0	(30,630)	(90,353)
Legal and professional fee paid on behalf of related companies	$ 0	$ 0	$ (9,060)